Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 Liabilities Not Subject To Compromise [Member]	Dec. 31, 2010 Liabilities Not Subject To Compromise [Member]	Dec. 31, 2011 Liabilities Subject To Compromise [Member]	Dec. 31, 2010 7 5/8% Senior Notes Due December 15, 2012 [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2011 7 5/8% Senior Notes Due December 15, 2012 [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2010 10 3/4% Senior Notes Due April 1, 2013 [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2011 10 3/4% Senior Notes Due April 1, 2013 [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2010 7 1/2% Senior Notes Due February 15, 2014 [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2011 7 1/2% Senior Notes Due February 15, 2014 [Member] Liabilities Subject To Compromise [Member]	Sep. 30, 2012 Successor [Member]		Sep. 30, 2012 Successor [Member] Liabilities Not Subject To Compromise [Member]	Sep. 30, 2012 Successor [Member] Common Class A [Member]	Sep. 30, 2012 Successor [Member] Common Class B [Member]	Sep. 30, 2012 Successor [Member] Common Class C [Member]	Sep. 30, 2012 Successor [Member] Senior Secured Term Loan Due 2015 [Member] Liabilities Not Subject To Compromise [Member]	Sep. 30, 2012 Successor [Member] Senior Subordinated Secured Notes Due 2017 [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2011 Predecessor [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] Senior Secured Term Loan Due 2015 [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] 7 5/8% Senior Notes Due December 15, 2012 [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] 10 3/4% Senior Notes Due April 1, 2013 [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] 7 1/2% Senior Notes Due February 15, 2014 [Member] Liabilities Subject To Compromise [Member]
ASSETS
Cash and cash equivalents	$ 20,061		$ 71,286											$ 74,445								$ 20,061
Restricted cash	852		641											887								852
Receivables	13,732		18,499											13,309								13,732
Real estate inventories
Owned	398,534	[1]	488,906	[1]										369,146								398,534
Not owned	47,408	[2]	55,270	[2]										44,908	[3]							47,408	[3]
Deferred loan costs, net	8,810		12,404											1,992								8,810
Goodwill														14,209
Intangibles, net of accumulated amortization of $5,034 as of September 30, 2012														4,436
Other assets, net	7,554		1,998											6,225								7,554
Total assets	496,951		649,004											529,557								496,951
Liabilities not subject to compromise
Accounts payable			6,904		1,436	6,904	3,946									11,487								1,436	3,946
Accrued expenses			41,722		2,082	41,722	48,457									37,224								2,082	48,457
Liabilities from inventories not owned			55,270		47,408	55,270										44,908								47,408
Notes payable	74,009		30,541		74,009	30,541								10,961		10,961						74,009		74,009
Secured Debt			206,000		206,000	206,000														235,000	75,916					206,000
Senior Notes	283,483							66,704	66,704	138,619	138,912	77,867	77,867	310,916								489,483					66,704	138,912	77,867
Liabilities	666,821		623,627		330,935	623,627	335,886									415,496								330,935	335,886
Liabilities subject to compromise
Accounts payable			6,904		1,436	6,904	3,946									11,487								1,436	3,946
Accrued expenses			41,722		2,082	41,722	48,457									37,224								2,082	48,457
Senior Notes	283,483							66,704	66,704	138,619	138,912	77,867	77,867	310,916								489,483					66,704	138,912	77,867
Liabilities	666,821		623,627		330,935	623,627	335,886									415,496								330,935	335,886
Commitments and contingencies
Equity (deficit):
Common stock, value																	548	315	161
Additional paid-in capital	48,867		48,867											53,591								48,867
Accumulated deficit	(228,383)		(35,053)											(9,409)								(228,383)
Total William Lyon Homes stockholders' equity (deficit)	(179,516)		13,814											45,206								(179,516)
Non-controlling interest	9,646		11,563											11,786								9,646
Total equity (deficit)	(169,870)		25,377											56,992								(169,870)
Total liabilities and equity (deficit)	$ 496,951		$ 649,004											$ 529,557								$ 496,951

[1]	The Company temporarily suspended all development, sales and marketing activities at certain of its projects which were in various stages of development. Management of the Company concluded that this strategy was necessary under the prevailing market conditions at that time and would allow the Company to market the properties at some future time when market conditions may have improved. Certain of these projects were restarted in 2010 and 2011; and, as markets continue to improve, management continues to evaluate and analyze the marketplace to potentially activate temporarily suspended projects in 2012 and beyond. The Company has incurred costs related to these certain projects of $16.1 million as of December 31, 2011, of which $14.8 million is included in Land and land under development, $0.2 million is included in Homes completed and under construction and $1.1 million is included in Model homes. The Company may bring more of these projects to market in 2012.
[2]	Includes the consolidation of certain land banking arrangements which do not obligate the Company to complete the lot purchases, however, based on certain factors, the Company has determined it is economically compelled to purchase the land in the land banking arrangement. Amounts are net of deposits.
[3]	Represents the consolidation of a land banking arrangement which does not obligate the Company to purchase the lots, however, based on certain factors, the Company has determined it is economically compelled to purchase the lots in the land banking arrangement and has been consolidated. Amounts are net of deposits.